Premises And Equipment (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Depreciation	$ 205,000	$ 237,000	$ 384,000
Land improvements reduced due to transferred to assets held for sale		167,000
Proceeds from sale of office buildings, furniture and fixtures	3,200,000
Gain on sale of fixed assets	1,100,000
Operating Leases Term	5 years
Renewal option term	128 months
Lease expenses		0
Land [Member]
Property, Plant and Equipment [Line Items]
Assets held for sale		167,000
Land sold	167,000
Subsidiary [Member]
Property, Plant and Equipment [Line Items]
Operating lease with Smith Ghent LLC	10 years
Operating lease monthly payments	11,000
Annual increase in monthly payment	2.00%
Additional monthly payments for additional office space	$ 3,000